DERIVATIVE ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2019
DERIVATIVE ASSETS AND LIABILITIES
DERIVATIVE ASSETS AND LIABILITIES

22  – DERIVATIVE ASSETS AND LIABILITIES

Embotelladora Andina currently maintains “Cross Currency Swaps” and “Currency Forward” agreements as derivative financial instruments.

Cross Currency Swaps (“CCS”), also known as interest rate and currency swaps, are valued by the method of discounted future cash flows at a market rate corresponding to the risk of the operation. CCS are currently maintained to re-denominate debt incurred in currency and rate in USD to currency and rate in BRL. To discount future flows in BRL and USD, the Zero coupon curves of the BRL and the Zero coupon USD are used, respectively.

On the other hand, the fair value of forward currency contracts is calculated in reference to current forward exchange rates for contracts with similar maturity profiles.

As of December 31, 2019 and 2018, the Company held the following derivative instruments:

22.1        Derivatives accounted for as cash flow hedges:

Cross Currency Swaps associated with US Bonds

At December 31, 2019, the Company held cross currency swap derivative contracts to convert US Dollar public bond obligations of USD 360 million into Real liabilities to hedge the Company’s exposure to variations in foreign exchange rates. Said contracts are valued at their value and the net value to be received as of December 31, 2019 amounted to CLP 98,918,457 thousand. These swap contracts have the same terms of the underlying bond obligation and expire in 2023.

The amount of exchange differences recognized in the statement of income related to financial liabilities in U.S. dollars and the identified effective portion that was absorbed by the amounts recognized under comprehensive income.

22.2. Forward currency transactions expected to be very likely:

During 2019 and 2018, the Company entered into foreign currency forward contracts to hedge its exposure to expected future raw materials purchases in US Dollars during these years. The total amount of outstanding forward contracts was USD 46.9 million as of December 31, 2019 (USD 56.8 million as of December 31, 2018).

Futures contracts that ensure prices of future raw materials have not been designated as hedge agreements, since they do not fulfill IFRS documentation requirements, whereby its effects on variations in fair value are accounted for directly under statements of income in the “other gains and losses” account.

Fair value hierarchy

As of December 31, 2019, the Company held assets for derivative contracts for CLP 99,235,662 thousand (CLP 88,116,189 thousand as of December 31, 2018) and held liabilities for derivative contracts as of December 31, 2019 for CLP 374,576 thousand (CLP 130,829 thousand as of December 31, 2018). Those contracts covering existing items have been classified in the same category of hedged, the net amount of derivative contracts by concepts covering forecasted items have been classified in financial assets and financial liabilities. All the derivative contracts are carried at fair value in the consolidated statement of financial position. The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

Level 1:	quoted (unadjusted) prices in active markets for identical assets or liabilities
Level 2:	Inputs other than quoted prices included in level 1 that are observable for the assets and liabilities, either directly (that is, as prices) or indirectly (that is, derived from prices)
Level 3:	Inputs for assets and liabilities that are not based on observable market data.

During the reporting period, there were no transfers of items between fair value measurement categories; all of which were valued during the period using level 2.

	Fair Value Measurements at December 31, 2019
	Quoted prices in active
	markets
	for identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	THCH$	THCH$	THCH$	THCH$
Assets
Current assets
Other current financial assets	—	317,205	—	317,205
Other non-current financial assets	—	98,918,457	—	98,918,457
Total assets	—	99,235,662	—	99,235,662
Liabilities
Current liabilities
Other current financial liabilities	—	374,576	—	374,576
Total liabilities	—	374,576	—	374,576

	Fair Value Measurements at December 31, 2018
	Quoted prices in active
	markets
	for identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current assets
Other current financial assets	—	669,527		669,527
Other non-current financial assets	—	87,446,662	—	87,446,662
Total assets	—	88,116,189	—	88,116,189
Liabilities
Current liabilities
Other current financial liabilities	—	130,829	—	130,829
Total liabilities	—	130,829	—	130,829